Goodwill and other intangible assets - Gross amount of goodwill and accumulated impairment losses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill Gross	$ 888,505	$ 839,334
Goodwill Impaired Accumulated Impairment Loss	168,212	168,212
Goodwill (net amounts)	720,293	671,122
Banco Popular de Puerto Rico
Goodwill
Goodwill Gross	324,049	324,049
Goodwill Impaired Accumulated Impairment Loss	3,801	3,801
Goodwill (net amounts)	320,248	320,248
Popular U.S.
Goodwill
Goodwill Gross	564,456	515,285
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411
Goodwill (net amounts)	$ 400,045	$ 350,874